Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001529390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2013
Prospectus Date	rr_ProspectusDate	May 06, 2013
Cambria Global Income and Currency Strategies ETF (Prospectus Summary) | Cambria Global Income and Currency Strategies ETF | Cambria Global Income and Currency Strategies ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FXFX